INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	At December 31,	At December 31,
	2021	2022
	$	$
Raw materials	155,433	310,394
Work-in-process	117,509	265,109
Finished goods	919,432	948,592
	1,192,374	1,524,095